Offerings - Offering: 1	Aug. 09, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	An indeterminate aggregate initial offering price or amount of debt securities is being registered as may from time to time be sold at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the related registration fees, which will be paid from time to time in connection with one or more offerings to be made hereunder.